SHARE-BASED COMPENSATION - Summary of Performance Awards Valuation (Details) - Performance Awards	12 Months Ended
Mar. 31, 2022
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Risk-free interest rate	1.12%
Expected volatility	46.00%
Expected dividend yield	0.00%